Related-Party Transactions	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022
Related-Party Transactions
Related-Party Transactions

Note 14. Related-Party Transactions

During the six months ended March 31, 2023 and 2022, the Company recorded sales from related parties, which are comprised of several shareholders. The sales to and purchases from related parties are made on terms equivalent to those that prevail in arm’s length transactions. The Company had $0.2 million of accounts receivable from one related party shareholders as of March 31, 2023 and none as of September 30, 2022. The Company had related party sales from one related party shareholder for the six months ended March 31, 2023 of $0.2 million and two related party shareholders for the six months ended March 31, 2022 of $0.4 million, respectively.

The Company incurred expenses of $0.2 million and $0.2 million related to the MariaDB Foundation (discussed below) for the six months ended March 31, 2023 and 2022, respectively.

MariaDB Community Server is built from the MariaDB Open Source Project and proclaimed by the MariaDB Foundation. The Company helped establish the independently run MariaDB Foundation as a steward of the MariaDB Open Source Project to encourage adoption and grow the MariaDB ecosystem. We continue to be a sponsor of the MariaDB Foundation and pay the MariaDB Foundation an agreed upon sponsorship fee.

The Company had no accounts payable to related party shareholders as of March 31, 2023 and September 30, 2022.

Outstanding balances are unsecured and interest free and settlement occurs in cash. There have been no guarantees provided or received for any related party receivables or payables.

Mariadb Corporation Ab
Related-Party Transactions
Related-Party Transactions

Note 15. Related-Party Transactions

During the year ended September 30, 2022, the Company recorded sales from related parties, which are comprised of several shareholders. The sales to and purchases from related parties are made on terms equivalent to those that prevail in arm’s length transactions. The Company had no accounts receivable from related party shareholders as of September 30, 2022 and $0.4 million as of September 30, 2021 due from one related party shareholder. The Company had related party sales for the years ended September 30, 2022 and 2021 of $0.7 million from one related party shareholder and $2.0 million from three related party shareholders, respectively.

The Company incurred expenses of $0.2 million related to the MariaDB Foundation (discussed below) for the years ended September 30, 2022 and $0.5 million related to the MariaDB Foundation and other expenses incurred in the ordinary course of business for the year ended September 30, 2021.

MariaDB Community Server is built from the MariaDB Open Source Project and proclaimed by the MariaDB Foundation. The Company helped establish the independently run MariaDB Foundation as a steward of the MariaDB Open Source Project to encourage adoption and grow the MariaDB ecosystem. We continue to be a sponsor of the MariaDB Foundation and pay the MariaDB Foundation an agreed upon sponsorship fee.

The Company had no accounts payable to related party shareholders as of September 30, 2022 and 2021.

Outstanding balances are unsecured and interest free and settlement occurs in cash. There have been no guarantees provided or received for any related party receivables or payables.